CONVERTIBLE NOTES PAYABLE - 2020 Notes (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Oct. 02, 2020
Debt Instrument [Line Items]
Proceeds notes payable			$ 3,475,000	$ 909,980
Fair value of convertible notes		$ 1,213,313		1,213,313
Warrant liability at date of issuance			$ 373,599
Convertible Notes Warrants, Common Stock
Debt Instrument [Line Items]
Proceeds notes payable		$ 910,000
Financing received from related party (as a percent)		23.00%
Fair value of convertible notes		$ 1,200,000		1,200,000
Increase in fair value of convertible notes payable		378,000
Shares warrants may purchase	29,388
Warrants, exercise price of warrants (in dollars per share)	$ 49.75
Contractual term	5 years
2020 Notes
Debt Instrument [Line Items]
Shares issued upon conversion			5,183
Shares warrants may purchase			29,388
Warrants, exercise price of warrants (in dollars per share)			$ 49.75
2020 Notes | Convertible Notes Warrants, Common Stock
Debt Instrument [Line Items]
Debt instrument, par, discount percentage (as a percent)					25.00%
Debt instrument, interest rate, stated percentage (as a percent)					20.00%
Convertible notes payable		1,213,313		1,213,313
Original issue discount		$ 303,333		$ 303,333
Additional funding received from convertible notes			$ 0
Shares issued upon conversion	5,183
Equivalent percentage of warrants received			100.00%